Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,823,000.00
Previously Paid Amount	0.00
Total Fee Amount	389.86
Total Offset Amount	0.00
Net Fee	389.86
Narrative - Max Aggregate Offering Price	$ 2,823,000.00
Final Prospectus	true